Share Capital (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
		Nov. 10, 2019	Nov. 02, 2019	May 10, 2019	May 02, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Number of options, granted	[1]							387,760	315,789
Shares issued for consulting services, value						$ 188,327	$ 30,557	$ 438,076	$ 81,879
Shares obligated to issue for consulting services, shares		48,791	86,739	38,974	73,853
Shares obligated to issue for consulting services, value				$ 137,968	$ 260,585				$ 7,939,528
Third Party [Member]
Shares issued for consulting services, shares						30,000
Shares issued for consulting services, value						$ 179,700
Common Shares [Member]
Number of options, granted
Number of warrants, granted
Shares obligated to issue for consulting services, shares						1,225
Shares obligated to issue for consulting services, value						$ 8,627

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.